Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Summary Of Significant Accounting Policies [Line Items]
Total assets	$ 1,414,027,000						$ 1,414,027,000		$ 499,881,000
Total liabilities	117,267,000						117,267,000		124,946,000	$ 118,011,000
Total revenue							184,833,000	$ 103,825,000	148,857,000	113,955,000
Net income loss	(64,596,000)	$ (88,219,000)	$ (25,225,000)	$ (24,071,000)	$ (20,057,000)	$ (21,515,000)	(178,040,000)	(65,643,000)	(88,366,000)	(52,312,000)
Payment to acquire interest in joint venture							2,940,000
Share of the net profit loss in the operations of joint venture							(1,250,000)
Letter of credit, Total	1,095,000						1,095,000		1,143,000	6,095,000
Restricted Cash, Noncurrent	795,000						795,000		1,143,000	1,095,000
Restricted Cash, Current	300,000						300,000			5,000,000
Investments in a continuous unrealised loss position for more than twelve months									0
Impairment loss on goodwill									0	0
Deferred offering costs									0	0
Advertising expenses									$ 6,107,000	$ 2,453,000
Percentage of uncertain income taxes to be realised for recognising in the income statement									50.00%	50.00%
Operating lease right-of-use assets	8,201,000						8,201,000		$ 11,944,000	$ 1,747,000
Operating lease liabilities									13,396,000
Boston Massauchets | Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets											$ 17,022,000
Operating lease liabilities											$ 18,446,000
Unbilled Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Unbilled accounts receivable	3,294,000						3,294,000		$ 1,622,000	$ 503,000
Consolidation, Eliminations [Member]
Summary Of Significant Accounting Policies [Line Items]
Net income loss							$ 13,267,000	$ 13,267,000
Revenue Benchmark [Member] | Related Party Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of net total revenue							22.00%	22.00%	23.00%
Revenue Benchmark [Member] | Related Party Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of net total revenue										21.00%
Revenue Benchmark [Member] | Related Party Customer Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of net total revenue										13.00%
Minimum [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of net total revenue							10.00%		10.00%	18.00%
Consolidated Entity, Excluding VIE [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of economic or ownership interest in consolidated entities							100.00%		100.00%
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Net income loss							$ 42,644,000	$ 42,644,000
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Summary Of Significant Accounting Policies [Line Items]
Total assets	31,987,000						31,987,000		$ 35,714,000
Total liabilities	$ 2,216,000						2,216,000		$ 5,777,000
Total revenue							61,596,000	61,596,000
Comprehensive income loss							13,905,000	$ 13,905,000
Variable Interest Entity, Primary Beneficiary [Member] | CCACV JV LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Payment to acquire interest in joint venture							$ 2,940,000
Percentage of ownership interest in joint venture	49.00%						49.00%
Estimated additional total capital contributions necessary	$ 11,800,000						$ 11,800,000
Share of the net profit loss in the operations of joint venture							1,250,000
Equity method investment carrying value	$ 1,690,000						$ 1,690,000